Supplement dated August 22, 2022

to the

Prospectus dated May 1, 2022,

Initial Summary Prospectus dated May 1, 2022,

and

Updating Summary Prospectus dated May 1, 2022

for

Protective Executive Benefits Registered VUL

issued by

Protective Life Insurance Company

Protective COLI VUL

This Supplement amends certain information contained in the above-referenced Prospectus, Initial Summary Prospectus and Updating Summary Prospectus. Please read this Supplement carefully and retain it for future reference.

The underlying variable insurance funds historically marketed under the “Great-West Funds” brand have adopted the brand name “Empower.” As of August 1, 2022, the names of the following Funds available under your Policy have been changed to reflect the Empower brand name as set forth below:

Old Fund Name	New Fund Name
Great-West Aggressive Profile Investor	Empower Aggressive Profile Investor
Great-West Ariel Mid Cap Value Investor	Empower Ariel Mid Cap Value Investor
Great-West Bond Index Investor	Empower Bond Index Investor
Great-West Conservative Profile Investor	Empower Conservative Profile Investor
Great-West Core Bond Investor	Empower Core Bond Investor
Great-West Emerging Markets Equity Investor	Empower Emerging Markets Equity Investor
Great-West Government Money Market Investor	Empower Government Money Market Investor
Great-West Inflation-Protected Securities Investor	Empower Inflation-Protected Securities Investor
Great-West International Index Investor	Empower International Index Investor
Great-West International Value Investor	Empower International Value Investor
Great-West Large Cap Growth Investor	Empower Large Cap Growth Investor
Great-West Large Cap Value Investor II	Empower Large Cap Value Investor II
Great-West Lifetime 2015 Investor	Empower Lifetime 2015 Investor
Great-West Lifetime 2020 Investor	Empower Lifetime 2020 Investor
Great-West Lifetime 2025 Investor	Empower Lifetime 2025 Investor
Great-West Lifetime 2030 Investor	Empower Lifetime 2030 Investor
Great-West Lifetime 2035 Investor	Empower Lifetime 2035 Investor
Great-West Lifetime 2040 Investor	Empower Lifetime 2040 Investor
Great-West Lifetime 2045 Investor	Empower Lifetime 2045 Investor
Great-West Lifetime 2050 Investor	Empower Lifetime 2050 Investor
Great-West Lifetime 2055 Investor	Empower Lifetime 2055 Investor
Great-West Lifetime 2060 Investor	Empower Lifetime 2060 Investor
Great-West Mid Cap Value Investor	Empower Mid Cap Value Investor
Great-West Moderate Profile Investor	Empower Moderate Profile Investor
Great-West Moderately Aggressive Portfolio Investor	Empower Moderately Aggressive Portfolio Investor

Great-West Moderately Conservative Portfolio Investor	Empower Moderately Conservative Portfolio Investor
Great-West Multi-Sector Bond Investor	Empower Multi-Sector Bond Investor
Great-West Real Estate Index Investor	Empower Real Estate Index Investor
Great-West S&P Mid Cap 400® Index Investor	Empower S&P Mid Cap 400® Index Investor
Great-West S&P Small Cap 600® Index Investor	Empower S&P Small Cap 600® Index Investor
Great-West Short Duration Bond Investor	Empower Short Duration Bond Investor
Great-West Small Cap Growth Investor	Empower Small Cap Growth Investor
Great-West Small Cap Value Investor	Empower Small Cap Value Investor
Great-West T. Rowe Price Mid Cap Growth Investor	Empower T. Rowe Price Mid Cap Growth Investor
Great-West US Government Securities Investor	Empower US Government Securities Investor

*   *   *

For more information about your Policy, please refer to your Prospectus, which can be found online at www.protective.com/productprospectus. More information about the Funds is available in the prospectuses for the Funds, which can be found online at www.protective.com/eprospectus